Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill Schedule Of Goodwill 1		$ 4,753,454
Goodwill Schedule Of Goodwill 2		0
Goodwill Schedule Of Goodwill 3		(311,087)
Goodwill Schedule Of Goodwill 4		(4,442,367)
Goodwill Schedule Of Goodwill 5		0
Goodwill Schedule Of Goodwill 6		0
Goodwill Schedule Of Goodwill 7		0
Goodwill Schedule Of Goodwill 8		0
Goodwill Schedule Of Goodwill 9		0
Goodwill Schedule Of Goodwill 10		0
Goodwill Schedule Of Goodwill 11		4,753,454
Goodwill Schedule Of Goodwill 12		0
Goodwill Schedule Of Goodwill 13		(311,087)
Goodwill Schedule Of Goodwill 14		(4,442,367)
Goodwill Schedule Of Goodwill 15		$ 0
Goodwill Schedule Of Goodwill 1	$ 0
Goodwill Schedule Of Goodwill 2	0
Goodwill Schedule Of Goodwill 3	0
Goodwill Schedule Of Goodwill 4	0
Goodwill Schedule Of Goodwill 5	0
Goodwill Schedule Of Goodwill 6	0
Goodwill Schedule Of Goodwill 7	0
Goodwill Schedule Of Goodwill 8	0
Goodwill Schedule Of Goodwill 9	0
Goodwill Schedule Of Goodwill 10	0
Goodwill Schedule Of Goodwill 11	0
Goodwill Schedule Of Goodwill 12	0
Goodwill Schedule Of Goodwill 13	0
Goodwill Schedule Of Goodwill 14	0
Goodwill Schedule Of Goodwill 15	$ 0